Expenses by nature	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Expenses by nature	Expenses by nature
The consolidated income statement line items cost of goods and services, research and development expenses, marketing and distribution expenses and general and administrative expenses include the following items by nature of cost:

€ in thousand	Notes	Year ended December 31,
		2022	2021	2020
Consulting and other purchased services		141,631	169,158	65,212
Cost of services and change in inventory		190,086	105,648	10,778
Employee benefit expense other than share-based compensation	5.7	56,393	85,334	58,264
Share-based compensation expense	5.7	(5,215)	14,678	6,328
Raw materials and consumables used		12,723	14,676	12,434
Depreciation and amortization and impairment	5.12/5.13/ 5.14	44,285	14,281	9,939
Building and energy costs		14,696	10,960	8,140
Supply, office and IT costs		11,739	7,409	3,333
License fees and royalties		6,830	4,865	4,384
Advertising costs		7,343	2,176	2,496
Warehousing and distribution costs		1,898	1,419	1,898
Travel and transportation costs		2,208	538	529
Other expenses		2,329	1,309	822
OPERATING EXPENSES		486,945	432,452	184,558
The increase in operating expenses of €54.5 million in 2022 compared to 2021 primarily resulted from the write-down of COVID-19 vaccine inventory as well as increased depreciation charges of fixed assets including the impairment of idle manufacturing equipment. This was partially offset by a reduction of employee-related expenses including non-cash income from the revaluation of share-based compensation programs resulting from a year-over-year reduction of Valneva’s share price (see Note 5.5.2).
Principal Accountant Fees and Services:

€ in thousand	Year ended December 31,
	PricewaterhouseCoopers				Deloitte & Associés
	2022	%	2021	%	2022	%	2021	%
Audit fees	1,891	99%	1,122	91%	1,678	99%	1,113	93%
provided by the statutory auditor	1,386	—	937	—	1,376	—	939	—
provided by the statutory auditor's network	505	—	185	—	302	—	174	—
Audit-related Fees	0	—	90	7%	13	1%	85	7%
provided by the statutory auditor	0	—	85	—	13	—	85	—
provided by the statutory auditor's network	0	—	5	—	0	—	0	—
Tax Fees	25	1%	25	2%	0	—	0	—
provided by the statutory auditor's network	25	—	25	—	0	—	0	—
All Other Fees	0	—	0	—	0	—	0	—
Total	1,916	100%	1,238	100%	1,691	100%	1,199	100%
In 2022 and 2021 audit-related fees comprised mainly the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit and are not reported under Audit Fees.